                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George V. Young
Title:  LLC Member
Phone:  (504) 525-0808

Signature, Place and Date of Signing:


/s/ George V. Young                         New Orleans, LA           2/2/2011
-----------------------------------   --------------------------   -------------
[Signature]                                  [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number   Name
---------------   ----
28- ___________   ______________________________________________

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           71
Form 13F Information Table Value Total:   $  856,664
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name
---   ---------------   ----

___   28-____________   ________________________________________

[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                             13 F December 31, 2010

          COLUMN 1               COLUMN 2      COLUMN 3        COLUMN 4      COLUMN 5  COLUMN 6  COLUMN 7       Column 8
---------------------------- --------------- ----------- ------------------- -------- ---------- -------- -------------------
                                                                                                            Voting Authority
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- --------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
3-D SYS CORP DEL             COM NEW         88554D 20 5    82,038 2,605,193 Sh          OTHER                 2,605,193
LUMINEX CORP DEL             COM             55027E 10 2    63,258 3,460,499 Sh          OTHER                 3,460,499
POOL CORPORATION             COM             73278L 10 5    42,813 1,899,436 Sh          OTHER                 1,899,436
O REILLY AUTOMOTIVE NEW      COM             67103H 10 7    39,343   648,800 Sh          OTHER                   648,800
BE AEROSPACE INC             COM             073302 10 1    38,176 1,030,950 Sh          OTHER                 1,030,950
ABBOTT LABS                  COM             002824 10 0    37,461   781,903 Sh          OTHER                   781,903
EPIQ SYS INC                 COM             26882D 10 9    35,919 2,616,094 Sh          OTHER                 2,616,094
FEDEX CORP                   COM             31428X 10 6    35,545   382,160 Sh          OTHER                   382,160
SMUCKER J M CO               COM NEW         832696 40 5    33,775   514,475 Sh          OTHER                   514,475
IBERIABANK CORP              COM             450828 10 8    33,672   569,450 Sh          OTHER                   569,450
PIONEER NAT RES CO           COM             723787 10 7    33,532   386,230 Sh          OTHER                   386,230
SANDRIDGE ENERGY INC         COM             80007P 30 7    33,138 4,527,000 Sh          OTHER                 4,527,000
CARTER INC                   COM             146229 10 9    32,846 1,113,050 Sh          OTHER                 1,113,050
EURONET WORLDWIDE INC        COM             298736 10 9    32,108 1,841,040 Sh          OTHER                 1,841,040
VARIAN MED SYS INC           COM             92220P 10 5    30,068   434,000 Sh          OTHER                   434,000
CULLEN FROST BANKERS INC     COM             229899 10 9    28,219   461,700 Sh          OTHER                   461,700
NIC INC                      COM             62914B 10 0    26,712 2,750,950 Sh          OTHER                 2,750,950
ION GEOPHYSICAL CORP         COM             462044 10 8    19,611 2,312,650 Sh          OTHER                 2,312,650
SCHLUMBERGER LTD             COM             806857 10 8    18,656   223,420 Sh          OTHER                   223,420
SUPERIOR ENERGY SVCS INC     COM             868157 10 8    17,962   513,350 Sh          OTHER                   513,350
BANK OF AMERICA CORPORATION  COM             060505 10 4    16,941 1,269,932 Sh          OTHER                 1,269,932
BANK OF AMERICA CORPORATION  7.25% CNV PDF L 060505 68 2    10,678    11,158 Sh          OTHER                    11,158
PHI INC                      COM NON VTG     69336T 20 5     9,549   506,867 Sh          OTHER                   506,867
MCDONALDS CORP               COM             580135 10 1     7,929   103,300 Sh          OTHER                   103,300
WELLS FARGO & CO NEW         COM             949746 10 1     7,810   252,032 Sh          OTHER                   252,032
WESTAR ENERGY INC            COM             95709T 10 0     7,671   304,900 Sh          OTHER                   304,900
JOHNSON & JOHNSON            COM             478160 10 4     6,839   110,570 Sh          OTHER                   110,570
SOUTHWESTERN ENERGY CO       COM             845467 10 9     6,595   176,200 Sh          OTHER                   176,200
FLOWERS FOODS INC            COM             343498 10 1     6,450   239,700 Sh          OTHER                   239,700
CERNER CORP                  COM             156782 10 4     6,220    65,652 Sh          OTHER                    65,652
GOLDMAN SACHS GROUP INC      COM             38141G 10 4     5,541    32,950 Sh          OTHER                    32,950
GULF ISLAND FABRICATION INC  COM             402307 10 2     5,329   189,100 Sh          OTHER                   189,100
EXXON MOBIL CORP             COM             30231G 10 2     4,969    67,961 Sh          OTHER                    67,961
JPMORGAN CHASE & CO          COM             46625H 10 0     4,827   113,791 Sh          OTHER                   113,791
CLECO CORP NEW               COM             12561W 10 5     3,830   124,500 Sh          OTHER                   124,500
MICROSOFT CORP               COM             594918 10 4     3,767   134,980 Sh          OTHER                   134,980
VERIZON COMMUNICATIONS INC   COM             92343V 10 4     3,734   104,360 Sh          OTHER                   104,360
COCA COLA CO                 COM             191216 10 0     3,453    52,503 Sh          OTHER                    52,503
PROCTER & GAMBLE CO          COM             742718 10 9     3,342    51,950 Sh          OTHER                    51,950
CHEVRON CORP NEW             COM             166764 10 0     1,631    17,873 Sh          OTHER                    17,873
AT&T INC                     COM             00206R 10 2     1,599    54,431 Sh          OTHER                    54,431
COLGATE PALMOLIVE CO         COM             194162 10 3       863    10,744 Sh          OTHER                    10,744
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259 20 6       857    12,828 Sh          OTHER                    12,828
TIDEWATER INC                COM             886423 10 2       829    15,400 Sh          OTHER                    15,400

                         St. Denis J. Villere Co., LLC
                             13 F December 31, 2010

HEWLETT PACKARD CO           COM             428236 10 3       828    19,664 Sh          OTHER                    19,664
PHI INC                      COM VTG         69336T 10 6       807    38,200 Sh          OTHER                    38,200
CISCO SYS INC                COM             17275R 10 2       721    35,650 Sh          OTHER                    35,650
SCOTTS MIRACLE GRO CO        CL A            810186 10 6       564    11,100 Sh          OTHER                    11,100
AFLAC INC                    COM             001055 10 2       528     9,350 Sh          OTHER                     9,350
CATERPILLAR INC DEL          COM             149123 10 1       520     5,550 Sh          OTHER                     5,550
CONOCOPHILLIPS               COM             20825C 10 4       511     7,499 Sh          OTHER                     7,499
PEPSICO INC                  COM             713448 10 8       502     7,680 Sh          OTHER                     7,680
INTERNATIONAL BUSINESS MACHS COM             459200 10 1       448     3,055 Sh          OTHER                     3,055
3M CO                        COM             88579Y 10 1       432     5,000 Sh          OTHER                     5,000
ALLSTATE CORP                COM             020002 10 1       383    12,000 Sh          OTHER                    12,000
AMERICAN EXPRESS CO          COM             025816 10 9       373     8,700 Sh          OTHER                     8,700
TRAVELERS COMPANIES INC      COM             89417E 10 9       318     5,700 Sh          OTHER                     5,700
NORFOLK SOUTHERN CORP        COM             655844 10 8       307     4,880 Sh          OTHER                     4,880
GENERAL ELECTRIC CO          COM             369604 10 3       296    16,200 Sh          OTHER                    16,200
GOLD RESOURCE CORP           COM             38068T 10 5       294    10,000 Sh          OTHER                    10,000
HENRY JACK & ASSOC INC       COM             426281 10 1       292    10,000 Sh          OTHER                    10,000
BRISTOL MYERS SQUIBB CO      COM             110122 10 8       283    10,700 Sh          OTHER                    10,700
PNC FINL SVCS GROUP INC      COM             693475 10 5       279     4,600 Sh          OTHER                     4,600
SOUTHERN CO                  COM             842587 10 7       275     7,200 Sh          OTHER                     7,200
MURPHY OIL CORP              COM             626717 10 2       275     3,684 Sh          OTHER                     3,684
MORGAN STANLEY               COM NEW         617446 44 8       274    10,082 Sh          OTHER                    10,082
HANCOCK HLDG CO              COM             410120 10 9       232     6,662 Sh          OTHER                     6,662
KIMBERLY CLARK CORP          COM             494368 10 3       221     3,500 Sh          OTHER                     3,500
DUPONT E I DE NEMOURS & CO   COM             263534 10 9       204     4,080 Sh          OTHER                     4,080
HOME DEPOT INC               COM             437076 10 2       202     5,750 Sh          OTHER                     5,750
WHITNEY HLDG CORP            COM             966612 10 3       190    13,437 Sh          OTHER                    13,437
                                                           856,664